Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable and the expected credit losses consisted of the following:
	December 31	June 30
	2022	2023
	RMB	RMB	US$
Accounts receivable	1,617	684	94
Less: expected credit losses	-	(29)	(4)
	1,617	655	90